Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
Fiscal year ending March 31, 2018	¥ 244,989
Fiscal year ending March 31, 2019	206,682
Fiscal year ending March 31, 2020	169,905
Fiscal year ending March 31, 2021	128,611
Fiscal year ending March 31, 2022	¥ 91,179